Other operating income (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Other Operating Income [Abstract]
Schedule of other operating income
	2018	2017	2016
Government grant (*) (Note 25)	15,854	18,942	16,944
Other	4,353	1,011	-
	20,207	19,953	16,944

(*) Corresponds to government grant for the development of airport infrastructure in Group A (operated by AA2000) of the National Airport System. There are no unfulfilled conditions or other contingencies attaching to these grants. The group did not benefit directly from any other forms of government assistance.